Other financial assets - Maturity (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other financial assets
Other financial assets	$ 5,240,450	$ 2,232,775
Up to 1 year
Other financial assets
Other financial assets	851,543	1,860,928
1 - 2 years
Other financial assets
Other financial assets	1,001,466	291,392
2 - 5 years
Other financial assets
Other financial assets	1,177,748	28,186
> 5 years
Other financial assets
Other financial assets	$ 2,209,693	$ 52,269